BETTER 10K - INCOME TAXES - Effective Tax Rate Reconciliation (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
US federal statutory corporate tax rate			21.00%	21.00%
State and local tax			2.87%	4.74%
Stock-based compensation			(0.67%)	(2.38%)
Fair value of warrants			6.30%	(2.25%)
Others			0.03%	(0.41%)
Foreign tax rate differential			0.10%	0.00%
R&D tax credit			0.13%	2.25%
Unrecognized tax benefits			0.07%	(0.77%)
Interest - Pre-Closing Bridge Notes			(6.47%)	(1.32%)
Restructuring costs			(3.15%)	0.00%
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent			(20.33%)	(20.08%)
Effective Tax Rate	(1.41%)	(0.38%)	(0.12%)	0.78%